UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810

                             Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
-------------------------------------------------------------------------------
Vodafone Group plc                                                         3.6%
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Sirius Satellite Radio, Inc.                                               2.9
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                  2.1
-------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                              2.0
-------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                     2.0
-------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                       1.9
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       1.8
-------------------------------------------------------------------------------
Reckitt Benckiser plc                                                      1.8
-------------------------------------------------------------------------------
KDDI Corp.                                                                 1.6
-------------------------------------------------------------------------------
Transocean, Inc.                                                           1.2

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
-------------------------------------------------------------------------------
United States                                                             40.8%
-------------------------------------------------------------------------------
United Kingdom                                                            15.1
-------------------------------------------------------------------------------
Japan                                                                      8.2
-------------------------------------------------------------------------------
France                                                                     7.1
-------------------------------------------------------------------------------
Sweden                                                                     4.1
-------------------------------------------------------------------------------
Germany                                                                    3.1
-------------------------------------------------------------------------------
India                                                                      3.0
-------------------------------------------------------------------------------
Canada                                                                     2.2
-------------------------------------------------------------------------------
The Netherlands                                                            2.1
-------------------------------------------------------------------------------
Brazil                                                                     1.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.


                           8 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  United States/Canada          43.0%

  Europe                        35.5

  Asia                          16.6

  Latin America                  4.6

  Middle East/Africa             0.3

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                           9 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The new technology and mass affluence themes were the Fund's clear winners during this reporting period. QUALCOMM, Inc., Ericsson (Telefonaktiebolaget LM Ericsson) and Sirius Satellite Radio, Inc. turned in the top performances within the first category, while Porsche AG was the key contributor of the second group.

      Both QUALCOMM and Ericsson are telecommunication equipment companies that have outperformed in a relatively weak market. QUALCOMM, which pioneered and commercialized CDMA wireless technology, dominates the chip market for cell phones. Ericsson is a major provider of advanced third-generation (3G) wireless infrastructure, which promises to substantially enhance voice capacity and data rates. We bought Ericsson as a restructuring investment in 2002 and the company has shown incredible momentum since then.

      Sirius, a subscription-based radio system that broadcasts digital-quality audio throughout the continental U.S from orbiting satellites, was another great performer over this period. Although the stock has had some tumbles along the way, we believe it's very promising and the industry can look forward to a long life. German car-maker Porsche's excellent results were largely attributable to the successful rollout of its new Cayenne sport utility vehicle.

      Fund detractors of the last twelve months included a Taiwanese semiconductor manufacturer that suffered during the industry's sell-off. We believe that this is merely a mid-cycle "soft patch" rather than a cyclical downturn and we continue to hold this issue. Another drag on performance was a Japanese wireless service provider whose operating margins were squeezed due to the intensive competition. As we already owned the company's primary competitor, which has emerged as the technology winner, we sold the entire position.

      In addition, we moved out of two electronic design automation software companies because of changes in the market structure of design automation services.

      During this period we also began building several positions, including oil service companies Transocean, Inc. and Technip S.A., both of which should benefit from a rebound in oil exploration spurred by the hike in energy prices. Another acquisition, Toyota Motor Corporation, was within our mass affluence investment theme. The automaker, which continues to expand into Europe and fast-growing emerging markets, is one of the industry's lowest-cost manufacturers and a leader in energy-efficient hybrid


                          10 | OPPENHEIMER GLOBAL FUND
gas/electric cars. Furthermore, we used the depressed valuations and high cash flow yield of Vodafone Group, Inc. to double our position in that wireless phone services provider. We think the company, which has exposure in each of the major wireless markets, is far ahead of its competitors in building out the next generation of service. Finally, our recent purchase of Hennes & Mauritz AB, a European "cheap chic" retailer which is aggressively and ably expanding in the United States, has already yielded results. The company was a major winner over this time frame.

      This is a good time to remind shareholders that, while we may look to cyclical events within an industry or economic factors within a region for investment opportunities, our stock selection is consistently driven by the value we find at the individual company level. What's more, as global investors, we have the luxury of searching the world over for such value. We are not tethered to a particular country or region nor compelled to replicate an index. Our mandate is to invest in well-managed companies with strong competitive positions and high product demand, wherever we may find them.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A and Class B shares, performance is measured over a ten-fiscal-year period; in the case of Class C shares, from the inception of the class on October 2, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on November 17, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                          11 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class A)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global Fund          MSCI
      Date                        (Class A)              World Index

   09/30/1994                       9,425                  10,000
   12/31/1994                       8,929                   9,939
   03/31/1995                       9,099                  10,417
   06/30/1995                       9,728                  10,876
   09/30/1995                      10,299                  11,497
   12/31/1995                      10,410                  12,058
   03/31/1996                      10,920                  12,563
   06/30/1996                      11,358                  12,941
   09/30/1996                      11,636                  13,129
   12/31/1996                      12,233                  13,745
   03/31/1997                      12,760                  13,800
   06/30/1997                      14,261                  15,893
   09/30/1997                      15,458                  16,363
   12/31/1997                      14,903                  15,976
   03/31/1998                      16,575                  18,280
   06/30/1998                      16,814                  18,669
   09/30/1998                      13,936                  16,447
   12/31/1998                      16,796                  19,937
   03/31/1999                      17,423                  20,666
   06/30/1999                      19,142                  21,670
   09/30/1999                      19,517                  21,366
   12/31/1999                      26,618                  24,989
   03/31/2000                      30,196                  25,264
   06/30/2000                      29,213                  24,386
   09/30/2000                      28,716                  23,178
   12/31/2000                      27,699                  21,761
   03/31/2001                      23,715                  18,981
   06/30/2001                      25,456                  19,508
   09/30/2001                      20,934                  16,718
   12/31/2001                      24,431                  18,166
   03/31/2002                      24,802                  18,279
   06/30/2002                      22,523                  16,603
   09/30/2002                      18,429                  13,565
   12/31/2002                      18,947                  14,616
   03/31/2003                      17,452                  13,893
   06/30/2003                      21,132                  16,290
   09/30/2003                      23,171                  17,094
   12/31/2003                      27,108                  19,551
   03/31/2004                      28,277                  20,082
   06/30/2004                      27,977                  20,292
   09/30/2004                      27,710                  20,108

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 12.71%    5-Year 6.00%   10-Year 10.73%


                          12 | OPPENHEIMER GLOBAL FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class B)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global Fund          MSCI
      Date                        (Class B)              World Index

   09/30/1994                      10,000                  10,000
   12/31/1994                       9,452                   9,939
   03/31/1995                       9,614                  10,417
   06/30/1995                      10,255                  10,876
   09/30/1995                      10,834                  11,497
   12/31/1995                      10,930                  12,058
   03/31/1996                      11,442                  12,563
   06/30/1996                      11,878                  12,941
   09/30/1996                      12,142                  13,129
   12/31/1996                      12,738                  13,745
   03/31/1997                      13,259                  13,800
   06/30/1997                      14,790                  15,893
   09/30/1997                      15,998                  16,363
   12/31/1997                      15,391                  15,976
   03/31/1998                      17,081                  18,280
   06/30/1998                      17,304                  18,669
   09/30/1998                      14,309                  16,447
   12/31/1998                      17,211                  19,937
   03/31/1999                      17,824                  20,666
   06/30/1999                      19,542                  21,670
   09/30/1999                      19,889                  21,366
   12/31/1999                      27,068                  24,989
   03/31/2000                      30,650                  25,264
   06/30/2000                      29,595                  24,386
   09/30/2000                      29,051                  23,178
   12/31/2000                      28,022                  21,761
   03/31/2001                      23,992                  18,981
   06/30/2001                      25,753                  19,508
   09/30/2001                      21,178                  16,718
   12/31/2001                      24,716                  18,166
   03/31/2002                      25,092                  18,279
   06/30/2002                      22,786                  16,603
   09/30/2002                      18,644                  13,565
   12/31/2002                      19,168                  14,616
   03/31/2003                      17,655                  13,893
   06/30/2003                      21,379                  16,290
   09/30/2003                      23,442                  17,094
   12/31/2003                      27,424                  19,551
   03/31/2004                      28,607                  20,082
   06/30/2004                      28,303                  20,292
   09/30/2004                      28,032                  20,108

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 13.60%    5-Year 6.10%   10-Year 10.86%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USE CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                          13 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class C)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global Fund          MSCI
      Date                        (Class C)              World Index

   10/02/1995                      10,000                  10,000
   12/31/1995                      10,117                  10,488
   03/31/1996                      10,587                  10,927
   06/30/1996                      10,990                  11,257
   09/30/1996                      11,234                  11,420
   12/31/1996                      11,785                  11,956
   03/31/1997                      12,267                  12,003
   06/30/1997                      13,685                  13,824
   09/30/1997                      14,801                  14,233
   12/31/1997                      14,241                  13,896
   03/31/1998                      15,807                  15,900
   06/30/1998                      16,007                  16,238
   09/30/1998                      13,242                  14,305
   12/31/1998                      15,927                  17,341
   03/31/1999                      16,491                  17,975
   06/30/1999                      18,080                  18,849
   09/30/1999                      18,402                  18,584
   12/31/1999                      25,049                  21,736
   03/31/2000                      28,363                  21,974
   06/30/2000                      27,383                  21,211
   09/30/2000                      26,870                  20,160
   12/31/2000                      25,866                  18,928
   03/31/2001                      22,100                  16,510
   06/30/2001                      23,677                  16,968
   09/30/2001                      19,434                  14,541
   12/31/2001                      22,637                  15,801
   03/31/2002                      22,939                  15,899
   06/30/2002                      20,790                  14,441
   09/30/2002                      16,979                  11,799
   12/31/2002                      17,421                  12,713
   03/31/2003                      16,015                  12,085
   06/30/2003                      19,359                  14,169
   09/30/2003                      21,181                  14,869
   12/31/2003                      24,732                  17,005
   03/31/2004                      25,748                  17,468
   06/30/2004                      25,426                  17,650
   09/30/2004                      25,134                  17,490

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 17.66%    5-Year 6.43%   Since Inception (10/2/95) 10.79%


                          14 | OPPENHEIMER GLOBAL FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class N)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global Fund          MSCI
      Date                        (Class N)              World Index

   03/01/2001                      10,000                  10,000
   03/31/2001                       9,044                   9,345
   06/30/2001                       9,699                   9,604
   09/30/2001                       7,975                   8,231
   12/31/2001                       9,304                   8,944
   03/31/2002                       9,439                   8,999
   06/30/2002                       8,566                   8,174
   09/30/2002                       7,008                   6,678
   12/31/2002                       7,199                   7,196
   03/31/2003                       6,631                   6,840
   06/30/2003                       8,021                   8,020
   09/30/2003                       8,785                   8,416
   12/31/2003                      10,269                   9,625
   03/31/2004                      10,700                   9,887
   06/30/2004                      10,576                   9,990
   09/30/2004                      10,466                   9,900

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 18.13%    5-Year N/A   Since Inception (3/1/01) 1.28%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                          15 | OPPENHEIMER GLOBAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Fund (Class Y)

    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global Fund          MSCI
      Date                        (Class Y)              World Index

   11/17/1998                      10,000                10,000
   12/31/1998                      10,907                10,490
   03/31/1999                      11,328                10,874
   06/30/1999                      12,454                11,402
   09/30/1999                      12,710                11,242
   12/31/1999                      17,353                13,148
   03/31/2000                      19,701                13,293
   06/30/2000                      19,075                12,831
   09/30/2000                      18,764                12,195
   12/31/2000                      18,098                11,450
   03/31/2001                      15,497                 9,987
   06/30/2001                      16,651                10,264
   09/30/2001                      13,691                 8,796
   12/31/2001                      15,989                 9,558
   03/31/2002                      16,241                 9,617
   06/30/2002                      14,753                 8,736
   09/30/2002                      12,077                 7,137
   12/31/2002                      12,422                 7,690
   03/31/2003                      11,449                 7,310
   06/30/2003                      13,872                 8,571
   09/30/2003                      15,214                 8,994
   12/31/2003                      17,812                10,287
   03/31/2004                      18,590                10,566
   06/30/2004                      18,404                10,677
   09/30/2004                      18,239                10,580

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 19.89%    5-Year 7.49%   Since Inception (11/17/98) 10.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                          16 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          17 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                          18 | OPPENHEIMER GLOBAL FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       BEGINNING    ENDING       EXPENSES
                       ACCOUNT      ACCOUNT      PAID DURING
                       VALUE        VALUE        6-MONTHS ENDED
                       (4/1/04)     (9/30/04)    SEPTEMBER 30, 2004
-------------------------------------------------------------------
Class A Actual         $ 1,000.00   $   979.90   $ 5.66
-------------------------------------------------------------------
Class A Hypothetical     1,000.00     1,019.30     5.77
-------------------------------------------------------------------
Class B Actual           1,000.00       976.00     9.73
-------------------------------------------------------------------
Class B Hypothetical     1,000.00     1,015.20     9.92
-------------------------------------------------------------------
Class C Actual           1,000.00       976.20     9.43
-------------------------------------------------------------------
Class C Hypothetical     1,000.00     1,015.50     9.62
-------------------------------------------------------------------
Class N Actual           1,000.00       978.10     7.55
-------------------------------------------------------------------
Class N Hypothetical     1,000.00     1,017.40     7.70
-------------------------------------------------------------------
Class Y Actual           1,000.00       981.10     4.42
-------------------------------------------------------------------
Class Y Hypothetical     1,000.00     1,020.55     4.51
-------------------------------------------------------------------

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.14%
---------------------------
Class B           1.96
---------------------------
Class C           1.90
---------------------------
Class N           1.52
---------------------------
Class Y           0.89

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                          19 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                             VALUE
                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------
COMMON STOCKS--95.2%
----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.0%
----------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Porsche AG,
Preferred                                                93,670   $     60,727,623
----------------------------------------------------------------------------------
Toyota Motor
Corp.                                                 2,738,800        105,056,001
                                                                  ----------------
                                                                       165,783,624

----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
International Game
Technology                                            2,335,700         83,968,415
----------------------------------------------------------------------------------
Starbucks Corp. 1                                     1,375,300         62,521,138
                                                                  ----------------
                                                                       146,489,553

----------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Sharp Corp.                                           3,281,000         45,211,980
----------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                    1,156,600         47,258,676
----------------------------------------------------------------------------------
MEDIA--8.6%
Grupo Televisa SA,
Sponsored GDR                                         1,687,590         88,986,621
----------------------------------------------------------------------------------
JC Decaux SA 1                                        2,040,712         46,444,132
----------------------------------------------------------------------------------
Pearson plc                                           7,993,592         85,606,829
----------------------------------------------------------------------------------
Reed Elsevier plc                                     5,868,264         51,573,943
----------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                        24,079,586         67,753,317
----------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1                                        99,350,110        317,920,352
----------------------------------------------------------------------------------
Societe Television
Francaise 1                                           1,447,690         41,121,572
----------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                      19,376,486         86,730,712
----------------------------------------------------------------------------------
Wolters Kluwer NV                                     3,006,264         50,659,914
----------------------------------------------------------------------------------
WPP Group plc                                         4,464,540         41,623,735
----------------------------------------------------------------------------------
Zee Telefilms Ltd.                                   19,807,207         65,574,069
                                                                  ----------------
                                                                       943,995,196

----------------------------------------------------------------------------------
SPECIALTY RETAIL--4.5%
Circuit City Stores,
Inc./Circuit City
Group                                                 5,202,615         79,808,114
----------------------------------------------------------------------------------
Gap, Inc. (The)                                       2,155,900         40,315,330
----------------------------------------------------------------------------------
Hennes & Mauritz
AB, B Shares                                          8,017,800        220,810,805
----------------------------------------------------------------------------------
New Dixons
Group plc                                            36,855,224        114,035,145
----------------------------------------------------------------------------------
RadioShack Corp.                                      1,319,000         37,776,160
                                                                  ----------------
                                                                       492,745,554

----------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                           699,500         29,672,790
----------------------------------------------------------------------------------
CONSUMER STAPLES--7.0%
----------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de
Bebidas das
Americas, ADR                                         2,294,900         51,405,760
----------------------------------------------------------------------------------
Diageo plc                                            1,674,330         20,934,814
----------------------------------------------------------------------------------
Fomento
Economico
Mexicano SA
de CV, UBD                                           11,742,100         51,895,934
----------------------------------------------------------------------------------
Grupo Modelo
SA de CV, Series C                                   16,219,600         39,476,577
                                                                  ----------------
                                                                       163,713,085

----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
Boots Group plc                                       4,169,128         48,501,951
----------------------------------------------------------------------------------
Carrefour SA                                            742,840         34,985,544
----------------------------------------------------------------------------------
Seven-Eleven
Japan Co. Ltd.                                        1,321,000         37,823,479
                                                                  ----------------
                                                                       121,310,974

----------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Cadbury
Schweppes plc                                        13,427,517        103,410,251
----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.4%
Hindustan
Lever Ltd.                                           22,184,700         60,596,382
----------------------------------------------------------------------------------
Reckitt Benckiser
plc                                                   8,206,364        201,348,498
                                                                  ----------------
                                                                       261,944,880

----------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                          2,112,400         88,171,576
----------------------------------------------------------------------------------
Shiseido Co. Ltd.                                     2,966,000         36,530,746
                                                                  ----------------
                                                                       124,702,322


                          20 | OPPENHEIMER GLOBAL FUND

                                                                             VALUE
                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------
ENERGY--8.1%
----------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
GlobalSantaFe
Corp.                                                 3,661,700   $    112,231,105
----------------------------------------------------------------------------------
Technip SA                                              712,070        115,123,526
----------------------------------------------------------------------------------
Transocean, Inc. 1                                    3,713,500        132,869,030
                                                                  ----------------
                                                                       360,223,661

----------------------------------------------------------------------------------
OIL & GAS--4.8%
BP plc, ADR                                           1,663,756         95,715,883
----------------------------------------------------------------------------------
Burlington
Resources, Inc.                                       1,343,200         54,802,560
----------------------------------------------------------------------------------
ChevronTexaco
Corp.                                                 1,915,034        102,722,424
----------------------------------------------------------------------------------
Encana Corp.                                          1,450,656         67,104,628
----------------------------------------------------------------------------------
ENI SpA                                               2,215,000         49,694,497
----------------------------------------------------------------------------------
Husky Energy, Inc.                                    4,287,165        104,647,067
----------------------------------------------------------------------------------
Oil & Natural
Gas Corp. Ltd.                                          784,530         12,786,534
----------------------------------------------------------------------------------
Total SA, B Shares                                      237,040         48,346,332
                                                                  ----------------
                                                                       535,819,925

----------------------------------------------------------------------------------
FINANCIALS--17.5%
----------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Northern Trust
Corp.                                                   817,100         33,337,680
----------------------------------------------------------------------------------
COMMERCIAL BANKS--8.0%
ABN Amro
Holding NV                                            4,638,368        105,505,949
----------------------------------------------------------------------------------
Anglo Irish
Bank Corp.                                            3,059,887         56,130,052
----------------------------------------------------------------------------------
Australia & New
Zealand Banking
Group Ltd.                                            3,413,125         47,242,031
----------------------------------------------------------------------------------
Commerce
Bancorp, Inc.                                           381,900         21,080,880
----------------------------------------------------------------------------------
HSBC Holdings plc                                     7,274,800        115,695,165
----------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                         4,881,150         67,359,870
----------------------------------------------------------------------------------
Resona Holdings,
Inc. 1                                               25,076,000         37,836,804
----------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                             7,486,182        216,507,139
----------------------------------------------------------------------------------
Societe Generale,
Cl. A                                                 1,159,159        102,713,120
----------------------------------------------------------------------------------
Wachovia Corp.                                        2,449,738        115,015,199
                                                                  ----------------
                                                                       885,086,209

----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.3%
3i Group plc                                          3,731,702         37,563,839
----------------------------------------------------------------------------------
American
Express Co.                                           1,713,800         88,192,148
----------------------------------------------------------------------------------
Citigroup, Inc.                                         832,633         36,735,768
----------------------------------------------------------------------------------
Credit Saison
Co. Ltd.                                              1,969,300         60,681,971
----------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                           5,077,119        201,713,938
----------------------------------------------------------------------------------
MBNA Corp.                                            3,933,700         99,129,240
----------------------------------------------------------------------------------
MLP AG                                                1,444,995         23,218,112
----------------------------------------------------------------------------------
Schwab (Charles)
Corp.                                                 3,636,500         33,419,435
                                                                  ----------------
                                                                       580,654,451

----------------------------------------------------------------------------------
INSURANCE--3.9%
ACE Ltd.                                              2,016,571         80,783,834
----------------------------------------------------------------------------------
Aegon NV                                              6,747,347         72,836,792
----------------------------------------------------------------------------------
Allianz AG                                              905,626         91,116,167
----------------------------------------------------------------------------------
Berkshire
Hathaway, Inc.,
Cl. B 1                                                  29,620         85,039,020
----------------------------------------------------------------------------------
Everest Re
Group Ltd.                                              517,600         38,473,208
----------------------------------------------------------------------------------
Manulife
Financial Corp.                                       1,529,239         67,163,343
                                                                  ----------------
                                                                       435,412,364

----------------------------------------------------------------------------------
HEALTH CARE--14.2%
----------------------------------------------------------------------------------
BIOTECHNOLOGY--4.0%
Affymetrix, Inc. 1                                    1,703,200         52,305,272
----------------------------------------------------------------------------------
Amgen, Inc. 1                                         1,869,700        105,974,596
----------------------------------------------------------------------------------
Applera Corp./
Applied Biosystems
Group                                                 2,031,800         38,340,066
----------------------------------------------------------------------------------
Genentech, Inc. 1                                     1,067,400         55,953,108
----------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                  1,012,300         55,079,243


                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                             VALUE
                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Gilead Sciences,
Inc. 1                                                2,866,600   $    107,153,508
----------------------------------------------------------------------------------
Human Genome
Sciences, Inc. 1                                      1,253,000         13,670,230
----------------------------------------------------------------------------------
Millennium
Pharmaceuticals,
Inc. 1                                                1,190,500         16,321,755
                                                                  ----------------
                                                                       444,797,778

----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Essilor
International SA                                        725,140         46,669,189
----------------------------------------------------------------------------------
Nektar
Therapeutics 1,2                                      1,260,528         14,601,956
----------------------------------------------------------------------------------
Smith & Nephew
plc                                                   7,076,370         65,140,817
----------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                                  960,000          6,450,453
                                                                  ----------------
                                                                       132,862,415

----------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Express Scripts,
Inc. 1                                                  669,000         43,712,460
----------------------------------------------------------------------------------
IMS Health, Inc.                                      2,165,400         51,796,368
----------------------------------------------------------------------------------
Quest Diagnostics,
Inc.                                                  1,118,700         98,691,714
                                                                  ----------------
                                                                       194,200,542

----------------------------------------------------------------------------------
PHARMACEUTICALS--7.2%
AstraZeneca plc                                       1,093,040         44,862,474
----------------------------------------------------------------------------------
Chugai
Pharmaceutical
Co. Ltd.                                              3,114,700         44,987,123
----------------------------------------------------------------------------------
Eli Lilly & Co.                                         654,800         39,320,740
----------------------------------------------------------------------------------
Novartis AG                                           1,643,621         76,828,160
----------------------------------------------------------------------------------
Pfizer, Inc.                                          2,703,590         82,729,854
----------------------------------------------------------------------------------
Roche Holdings
AG                                                    1,269,117        131,488,309
----------------------------------------------------------------------------------
Sanofi-Synthelabo
SA                                                    2,832,628        205,731,328
----------------------------------------------------------------------------------
Schering-Plough
Corp.                                                 3,212,700         61,234,062
----------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                   5,165,000         74,131,118
----------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                         1,445,400         37,508,130
                                                                  ----------------
                                                                       798,821,298

----------------------------------------------------------------------------------
INDUSTRIALS--4.8%
----------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Boeing Co.                                            1,150,200         59,373,324
----------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica
SA, ADR                                               3,288,100         86,805,840
----------------------------------------------------------------------------------
Lockheed Martin
Corp.                                                   968,200         54,006,196
----------------------------------------------------------------------------------
Northrop
Grumman Corp.                                         1,030,600         54,961,898
----------------------------------------------------------------------------------
Raytheon Co.                                          2,376,400         90,255,672
                                                                  ----------------
                                                                       345,402,930

----------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
JGC Corp.                                             2,009,000         20,470,745
----------------------------------------------------------------------------------
Leighton
Holdings Ltd.                                           872,798          6,084,783
                                                                  ----------------
                                                                        26,555,528

----------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison
Whampoa Ltd.                                          5,806,000         45,423,368
----------------------------------------------------------------------------------
Siemens AG                                              774,975         56,864,044
                                                                  ----------------
                                                                       102,287,412

----------------------------------------------------------------------------------
MACHINERY--0.4%
Hyundai Heavy
Industries Co. Ltd.                                   1,400,000         37,673,611
----------------------------------------------------------------------------------
MARINE--0.1%
Peninsular &
Oriental Steam
Navigation Co.                                        2,403,850         11,456,239
----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.5%
----------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.9%
Alcatel SA 1                                          4,261,220         49,867,962
----------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                 3,776,400         68,352,840
----------------------------------------------------------------------------------
Corning, Inc. 1                                       5,084,800         56,339,584
----------------------------------------------------------------------------------
JDS Uniphase
Corp. 1                                              18,480,800         62,280,296


                          22 | OPPENHEIMER GLOBAL FUND

                                                                             VALUE
                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Juniper Networks,
Inc. 1                                                1,766,400   $     41,687,040
----------------------------------------------------------------------------------
QUALCOMM, Inc.                                        2,826,200        110,334,848
----------------------------------------------------------------------------------
Scientific-Atlanta,
Inc.                                                  1,284,100         33,283,872
----------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
B Shares 1                                           75,849,500        235,457,151
                                                                  ----------------
                                                                       657,603,593

----------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International
Business Machines
Corp.                                                 1,247,381        106,950,447
----------------------------------------------------------------------------------
Sun Microsystems,
Inc. 1                                               14,234,900         57,508,996
                                                                  ----------------
                                                                       164,459,443

----------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Keyence Corp.                                           207,100         43,635,668
----------------------------------------------------------------------------------
Murata
Manufacturing
Co. Ltd.                                                911,200         43,897,287
----------------------------------------------------------------------------------
Tandberg ASA                                          5,774,600         52,289,787
                                                                  ----------------
                                                                       139,822,742

----------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp. 1                                       3,250         14,475,299
----------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                       3,250         14,357,133
                                                                  ----------------
                                                                        28,832,432

----------------------------------------------------------------------------------
IT SERVICES--1.4%
Amadeus Global
Travel Distribution
SA                                                    5,872,722         46,523,986
----------------------------------------------------------------------------------
Infosys
Technologies Ltd.                                     3,026,652        111,713,562
                                                                  ----------------
                                                                       158,237,548

----------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                             864,000         40,680,998
----------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
Advanced Micro
Devices, Inc. 1                                       7,853,100        102,090,300
----------------------------------------------------------------------------------
Altera Corp. 1                                          537,700         10,522,789
----------------------------------------------------------------------------------
National
Semiconductor
Corp. 1                                               4,599,400         71,244,706
----------------------------------------------------------------------------------
Nikon Corp.                                           4,883,698         46,078,067
----------------------------------------------------------------------------------
Samsung
Electronics Co.                                         257,390        102,330,399
----------------------------------------------------------------------------------
Silicon
Laboratories, Inc. 1                                    304,500         10,075,905
----------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing
Co. Ltd. 2                                           63,178,926         80,483,892
                                                                  ----------------
                                                                       422,826,058

----------------------------------------------------------------------------------
SOFTWARE--3.9%
BEA Systems, Inc. 1                                   5,770,595         39,874,811
----------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                       3,645,438         47,536,512
----------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                 345,378         15,883,934
----------------------------------------------------------------------------------
Novell, Inc. 1                                        7,488,811         47,254,397
----------------------------------------------------------------------------------
Red Hat, Inc. 1                                       1,652,530         20,226,967
----------------------------------------------------------------------------------
SAP AG                                                  695,871        108,610,172
----------------------------------------------------------------------------------
Symantec Corp. 1                                      1,289,500         70,767,760
----------------------------------------------------------------------------------
Trend Micro, Inc.                                     1,391,500         59,952,825
----------------------------------------------------------------------------------
Veritas Software
Corp. 1                                               1,301,300         23,163,140
                                                                  ----------------
                                                                       433,270,518

----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.3%
----------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
France Telecom SA                                     3,720,854         92,826,419
----------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA                                            304              3,744
----------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA,
Preference                                            5,683,012         74,964,854
                                                                  ----------------
                                                                       167,795,017


                          23 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                             VALUE
                                                         SHARES         SEE NOTE 1
----------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.8%
KDDI Corp.                                               35,263   $    171,483,025
----------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                             3,118,350         60,651,908
----------------------------------------------------------------------------------
Vodafone Group
plc                                                 167,642,724        401,753,198
                                                                  ----------------
                                                                       633,888,131

----------------------------------------------------------------------------------
UTILITIES--0.8%
----------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Electricidade de
Portugal SA                                           5,565,500         16,265,600
----------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                       1,337,130          5,554,877
----------------------------------------------------------------------------------
Hong Kong &
China Gas Co. Ltd.                                   32,776,700         61,164,676
                                                                  ----------------
                                                                        66,719,553
                                                                  ----------------
Total Common Stocks
(Cost $ 8,234,493,250)                                              10,501,232,561

                                                          UNITS
----------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------
Banca Bipielle
Network SpA Wts.,
Exp. 12/31/34 1,2
(Cost $0)                                                 1,200                 --

                                                      PRINCIPAL
                                                         AMOUNT
----------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------
Hindustan Lever
Ltd., 9% Sec. Debs.,
1/1/05 [INR]
(Cost $2,451,745)                                   112,010,400          2,487,603
----------------------------------------------------------------------------------
SHORT-TERM NOTES--2.8%
----------------------------------------------------------------------------------
Barton Capital
Corp.:
1.58%, 10/7/04 4                                     28,150,000         28,142,540
1.59%, 10/8/04 4                                     43,124,000         43,110,668
----------------------------------------------------------------------------------
Neptune Funding
Corp.:
1.66%, 10/13/04 4                                    25,000,000         24,986,167
1.69%, 10/6/04 4                                     50,000,000         49,988,264
----------------------------------------------------------------------------------
Sheffield Receivables
Corp.:
1.67%, 10/4/04 4                                     25,000,000         24,996,625
1.71%, 10/14/04 4                                    30,000,000         29,981,475
----------------------------------------------------------------------------------
Victory Receivables
Corp.:
1.70%, 10/12/04 4                                    25,000,000         24,987,014
1.80%, 10/20/04 4                                    31,419,000         31,389,152
----------------------------------------------------------------------------------
Windmill Funding
Corp.:
1.60%, 10/8/04 4                                     25,000,000         24,992,222
1.69%, 10/15/04 4                                    25,000,000         24,983,569
                                                                  ----------------
Total Short-Term Notes
(Cost $307,557,696)                                                    307,557,696

----------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
----------------------------------------------------------------------------------
Undivided interest of 90.96% in joint
repurchase agreement (Principal
Amount/Value $195,664,000, with
a maturity value of $ 195,673,403)
with DB Alex Brown LLC, 1.73%,
dated 9/30/04, to be repurchased
at $177,982,553 on 10/1/04,
collateralized by U.S. Treasury
Bonds, 6.25%--9.25%, 2/15/16--
5/15/30, with a value of
$182,065,645 and U.S. Treasury
Nts., 3.375%, 1/15/07, with a
value of $ 17,636,762
(Cost $177,974,000)                                 177,974,000        177,974,000

----------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST  $8,722,476,691)                                     99.6%    10,989,251,860
----------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                          0.4         42,799,095
                                                  --------------------------------
NET ASSETS                                                100.0%  $ 11,032,050,955
                                                  ================================


                          24 | OPPENHEIMER GLOBAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR  Indian Rupee

1. Non-income producing security.

2. Illiquid or restricted security. See Note 6 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2004 amounts to $6,450,453.

Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES      GROSS         GROSS               SHARES
                                SEPTEMBER 30, 2003   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Cadence Design Systems, Inc. *          16,913,838               13,268,400            3,645,438
Sirius Satellite Radio, Inc. *         102,852,610          --    3,502,500           99,350,110
Swiss Medical SA                           960,000          --           --              960,000
Tandberg ASA *                          10,538,350          --    4,763,750            5,774,600

                                                        UNREALIZED      DIVIDEND        REALIZED
                                                      DEPRECIATION        INCOME            LOSS
------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Cadence Design Systems, Inc. *                        $         --   $        --   $  80,479,923
Sirius Satellite Radio, Inc. *                                  --            --      43,170,377
Swiss Medical SA                                        23,939,547            --              --
Tandberg ASA *                                                  --     3,596,758       8,633,595
                                                      ------------------------------------------
                                                      $ 23,939,547   $ 3,596,758   $ 132,283,895
                                                      ==========================================

   *No longer an affiliate at September 30, 2004.

4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $307,557,696, or 2.79% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.


                          25 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                            VALUE   PERCENT
--------------------------------------------------------------
United States                       $  4,480,093,840     40.8%
United Kingdom                         1,655,729,920     15.1
Japan                                    897,290,269      8.2
France                                   783,829,124      7.1
Sweden                                   456,267,956      4.1
Germany                                  340,536,118      3.1
India                                    326,072,897      3.0
Canada                                   238,915,038      2.2
The Netherlands                          229,002,655      2.1
Brazil                                   213,180,198      1.9
Switzerland                              208,316,469      1.9
Korea, Republic of South                 200,655,918      1.8
Hong Kong                                193,318,756      1.8
Mexico                                   180,359,132      1.6
Bermuda                                  119,257,042      1.1
Taiwan                                    80,483,892      0.7
Singapore                                 67,753,317      0.6
Ireland                                   56,130,052      0.5
Australia                                 53,326,814      0.5
Norway                                    52,289,787      0.5
Italy                                     49,694,497      0.5
Spain                                     46,523,986      0.4
Israel                                    37,508,130      0.3
Portugal                                  16,265,600      0.1
Argentina                                  6,450,453      0.1
                                    --------------------------
TOTAL                               $ 10,989,251,860    100.0%
                                    ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------
Investments, at value - see accompanying statement of investments:
Unaffiliated companies (cost $8,692,086,691)                           $ 10,982,801,407
Affiliated companies (cost $30,390,000)                                       6,450,453
                                                                       -----------------
                                                                         10,989,251,860
----------------------------------------------------------------------------------------
Cash                                                                          2,994,585
----------------------------------------------------------------------------------------
Cash--foreign currencies (cost $17,661)                                          17,543
----------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                            93,714
----------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                             45,858,582
Interest and dividends                                                       16,908,442
Shares of beneficial interest sold                                           12,605,043
Other                                                                           162,297
                                                                       -----------------
Total assets                                                             11,067,892,066

----------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                       13,498,658
Investments purchased                                                        10,606,255
Distribution and service plan fees                                            6,177,940
Transfer and shareholder servicing agent fees                                 2,060,812
Trustees' compensation                                                        1,620,208
Shareholder communications                                                      948,074
Foreign capital gains tax                                                        47,348
Other                                                                           881,816
                                                                       -----------------
Total liabilities                                                            35,841,111

----------------------------------------------------------------------------------------
NET ASSETS                                                             $ 11,032,050,955
                                                                       =================

----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
Paid-in capital                                                        $  9,484,670,857
----------------------------------------------------------------------------------------
Accumulated net investment income                                             6,868,275
----------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                               (726,857,852)
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                         2,267,369,675
                                                                       -----------------
NET ASSETS                                                             $ 11,032,050,955
                                                                       =================


                          27 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $8,232,134,813
and 156,372,201 shares of beneficial interest outstanding)                                        $ 52.64
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $ 55.85
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,329,910,316 and 27,011,126 shares
of beneficial interest outstanding)                                                               $ 49.24
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $846,381,655 and 16,926,568 shares
of beneficial interest outstanding)                                                               $ 50.00
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $219,887,822 and 4,211,920 shares
of beneficial interest outstanding)                                                               $ 52.21
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $403,736,349 and 7,619,361 shares of beneficial interest outstanding)                          $ 52.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $13,949,894)   $   156,231,878
Affiliated companies (net of foreign withholding taxes of $634,722)              3,596,758
-------------------------------------------------------------------------------------------
Interest (net of withholding taxes of $51,571)                                   4,922,058
                                                                           ----------------
Total investment income                                                        164,750,694

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------
Management fees                                                                 66,890,498
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         17,919,218
Class B                                                                         13,611,889
Class C                                                                          7,782,368
Class N                                                                            860,131
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         16,088,968
Class B                                                                          3,533,645
Class C                                                                          1,672,587
Class N                                                                            687,886
Class Y                                                                            777,129
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                            728,343
Class B                                                                            468,114
Class C                                                                            120,462
Class N                                                                              6,180
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                      1,948,046
-------------------------------------------------------------------------------------------
Trustees' compensation                                                             430,003
-------------------------------------------------------------------------------------------
Other                                                                              590,810
                                                                           ----------------
Total expenses                                                                 134,116,277
Less reduction to custodian expenses                                               (13,845)
Less payments and waivers of expenses                                             (403,286)
                                                                           ----------------
Net expenses                                                                   133,699,146

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           31,051,548


                          29 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                                  $   456,718,240
   Affiliated companies                                                       (132,283,895)
Foreign currency transactions                                                   98,708,260
Net increase from payment by affiliate                                             289,400
                                                                           ----------------
Net realized gain                                                              423,432,005
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $47,348)                    1,041,437,227
Translation of assets and liabilities denominated in foreign currencies         99,213,757
                                                                           ----------------
Net change in unrealized appreciation                                        1,140,650,984

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 1,595,134,537
                                                                           ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30,                                                       2004               2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $     31,051,548   $    27,163,487
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                423,432,005      (510,678,082)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  1,140,650,984     2,095,179,606
                                                                   -----------------------------------
Net increase in net assets resulting from operations                  1,595,134,537     1,611,665,011

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (45,971,142)               --
Class B                                                                    (103,670)               --
Class C                                                                    (905,176)               --
Class N                                                                    (659,860)               --
Class Y                                                                  (2,540,733)               --

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                               1,198,420,216       166,425,014
Class B                                                                (120,869,542)     (141,392,791)
Class C                                                                 119,596,640        30,323,215
Class N                                                                  89,288,298        37,889,062
Class Y                                                                  88,747,022        48,926,591

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                        2,920,136,590     1,753,836,102
------------------------------------------------------------------------------------------------------
Beginning of period                                                   8,111,914,365     6,358,078,263
                                                                   -----------------------------------
End of period (including accumulated net investment income
of $6,868,275 and $14,279,141, respectively)                       $ 11,032,050,955   $ 8,111,914,365
                                                                   ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          31 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2004             2003           2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     44.32      $     35.25    $     40.04    $     67.48    $     49.50
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .21              .21            .07            .20            .26
Net realized and unrealized gain (loss)                  8.45             8.86          (4.86)        (15.68)         22.20
                                                  ---------------------------------------------------------------------------
Total from investment operations                         8.66             9.07          (4.79)        (15.48)         22.46
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.34)              --             --             --           (.32)
Dividends in excess of net investment income               --               --             --             --           (.04)
Distributions from net realized gain                       --               --             --         (11.96)         (4.12)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.34)              --             --         (11.96)         (4.48)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     52.64      $     44.32    $     35.25    $     40.04    $     67.48
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      19.58%           25.73%        (11.96)%       (27.10)%        47.13%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 8,232,135      $ 5,904,063    $ 4,559,330    $ 4,876,120    $ 6,225,967
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 7,542,447      $ 4,950,791    $ 5,552,582    $ 5,851,970    $ 5,555,437
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    0.48%            0.59%          0.18%          0.42%          0.41%
Total expenses                                           1.15% 3,4        1.23% 3        1.23% 3        1.12% 3        1.08% 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              46%            27%            36%            62%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          32 | OPPENHEIMER GLOBAL FUND

CLASS B     YEAR ENDED SEPTEMBER 30,                     2004           2003             2002           2001           2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     41.52    $     33.30      $     38.11    $     65.26    $     48.05
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.31)          (.25)            (.32)          (.06)          (.19)
Net realized and unrealized gain (loss)                  8.03           8.47            (4.49)        (15.13)         21.52
                                                  ---------------------------------------------------------------------------
Total from investment operations                         7.72           8.22            (4.81)        (15.19)         21.33
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       -- 1           --               --             --             --
Dividends in excess of net investment income               --             --               --             --             --
Distributions from net realized gain                       --             --               --         (11.96)         (4.12)
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --             --               --         (11.96)         (4.12)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     49.24    $     41.52      $     33.30    $     38.11    $     65.26
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      18.60%         24.69%          (12.62)%       (27.68)%        46.01%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,329,910    $ 1,224,725      $ 1,119,360    $ 1,386,315    $ 1,948,901
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,361,457    $ 1,113,678      $ 1,456,440    $ 1,731,624    $ 1,779,871
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.39)%        (0.27)%          (0.60)%        (0.35)%        (0.38)%
Total expenses                                           1.98%          2.07%            2.00%          1.89%          1.85%
Expenses after payments and waivers
and reduction to custodian expenses                      1.97%           N/A 4,5          N/A 4          N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%            46%              27%            36%            62%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          33 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED SEPTEMBER 30,                   2004            2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   42.19       $   33.82     $   38.71     $   66.09     $   48.63
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.04)           (.04)         (.12)          .07           .06
Net realized and unrealized gain (loss)                7.91            8.41         (4.77)       (15.49)        21.54
                                                  ----------------------------------------------------------------------
Total from investment operations                       7.87            8.37         (4.89)       (15.42)        21.60
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)             --            --            --          (.02)
Dividends in excess of net investment income             --              --            --            --            -- 1
Distributions from net realized gain                     --              --            --        (11.96)        (4.12)
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.06)             --            --        (11.96)        (4.14)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   50.00       $   42.19     $   33.82     $   38.71     $   66.09
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    18.66%          24.75%       (12.63)%      (27.67)%       46.01%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 846,382       $ 610,815     $ 463,949     $ 418,525     $ 404,312
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 778,637       $ 508,597     $ 521,168     $ 448,751     $ 287,843
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                   (0.29)%         (0.20)%       (0.56)%       (0.33)%       (0.29)%
Total expenses                                         1.91% 4,5       2.02% 4       1.99% 4       1.89% 4       1.85% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  22%             46%           27%           36%           62%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          34 | OPPENHEIMER GLOBAL FUND

CLASS N     YEAR ENDED SEPTEMBER 30,                   2004        2003       2002      2001 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   44.04   $   35.13   $  39.98    $  50.13
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .09         .10        .07         .01
Net realized and unrealized gain (loss)                8.32        8.81      (4.92)     (10.16)
                                                  ----------------------------------------------
Total from investment operations                       8.41        8.91      (4.85)     (10.15)
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.24)         --         --          --
Dividends in excess of net investment income             --          --         --          --
Distributions from net realized gain                     --          --         --          --
                                                  ----------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.24)         --         --          --
------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   52.21   $   44.04   $  35.13    $  39.98
                                                  ==============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    19.13%      25.36%    (12.13)%    (20.25)%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 219,888   $ 108,641   $ 51,077    $  5,971
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 173,134   $  77,891   $ 33,737    $  1,717
------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.14%       0.36%      0.14%       0.13%
Total expenses                                         1.58%       1.66%      1.45%       1.41%
Expenses after payments and waivers
and reduction to custodian expenses                    1.53%       1.53%       N/A 4       N/A 4
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  22%         46%        27%         36%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          35 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED SEPTEMBER 30,                   2004           2003        2002         2001         2000
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   44.57      $   35.38   $   40.11    $   67.53    $   49.54
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .28            .20         .12          .22          .64
Net realized and unrealized gain (loss)                8.55           8.99       (4.85)      (15.68)       22.03
                                                  ----------------------------------------------------------------
Total from investment operations                       8.83           9.19       (4.73)      (15.46)       22.67
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.41)            --          --           --         (.50)
Dividends in excess of net investment income             --             --          --           --         (.06)
Distributions from net realized gain                     --             --          --       (11.96)       (4.12)
                                                  ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.41)            --          --       (11.96)       (4.68)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   52.99      $   44.57   $   35.38    $   40.11    $   67.53
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    19.89%         25.98%     (11.79)%     (27.04)%      47.63%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 403,736      $ 263,670   $ 164,363    $ 165,281    $ 203,252
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 350,225      $ 207,637   $ 191,788    $ 194,016    $ 136,515
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                  0.73%          0.82%       0.37%        0.54%        0.90%
Total expenses                                         0.91%          1.06%       1.15%        1.06%        0.82%
Expenses after payments and waivers
and reduction to custodian expenses                     N/A 3,4       1.03%       1.05%        1.00%         N/A 3
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  22%            46%         27%          36%          62%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          36 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the


                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                          38 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                        NET UNREALIZED
                                                                          APPRECIATION
                                                                      BASED ON COST OF
                                                                        SECURITIES AND
        UNDISTRIBUTED    UNDISTRIBUTED                ACCUMULATED    OTHER INVESTMENTS
        NET INVESTMENT       LONG-TERM                       LOSS   FOR FEDERAL INCOME
        INCOME                    GAIN   CARRYFORWARD 1,2,3,4,5,6         TAX PURPOSES
        ------------------------------------------------------------------------------
        $ 57,430,442              $ --              $ 728,596,972      $ 2,220,092,980

1. As of September 30, 2004, the Fund had $721,564,223 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforwards were as follows:

                          EXPIRING
                          ------------------------
                          2010       $ 156,747,145
                          2011         545,872,583
                          2012          18,944,495
                                     -------------
                          Total      $ 721,564,223
                                     =============

2. The Fund had $1,337,450 of post-October foreign currency losses which were deferred.

3. The Fund had $5,695,299 of post-October passive foreign investment company losses which were deferred.

4. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

5. During the fiscal year ended September 30, 2003, the Fund did not utilize any capital loss carryforward.

6. During the fiscal year ended September 30, 2004, $353,985 of unused capital loss carryforward expired.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                    INCREASE TO
                                 REDUCTION TO   ACCUMULATED NET
            INCREASE TO       ACCUMULATED NET     REALIZED LOSS
            PAID-IN CAPITAL   INVESTMENT LOSS    ON INVESTMENTS
            ---------------------------------------------------
            $ 22,726             $ 11,718,167      $ 11,740,893


                          39 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                        YEAR ENDED           YEAR ENDED
                                SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
     ------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                  $ 50,180,581                 $ --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

     Federal tax cost of securities         $ 8,769,659,672
     Federal tax cost of other investments          111,375
                                            ----------------
     Total federal tax cost                 $ 8,769,771,047
                                            ================

     Gross unrealized appreciation          $ 2,562,603,930
     Gross unrealized depreciation             (342,510,950)
                                            ----------------
     Net unrealized appreciation            $ 2,220,092,980
                                            ================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2004, the Fund's projected benefit obligations were increased by $155,286 and payments of $93,258 were made to retired trustees, resulting in an accumulated liability of $1,389,754 as of September 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                          40 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED SEPTEMBER 30, 2004    YEAR ENDED SEPTEMBER 30, 2003
                                SHARES             AMOUNT        SHARES             AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                        47,232,140   $  2,434,011,628    37,025,265   $  1,413,120,615
Dividends and/or
distributions reinvested       875,280         43,142,565            --                 --
Acquisition-Note 7             166,248          8,004,833            --                 --
Redeemed                   (25,116,225)    (1,286,738,810)  (33,145,222)    (1,246,695,601)
                           ----------------------------------------------------------------
Net increase                23,157,443   $  1,198,420,216     3,880,043   $    166,425,014
                           ================================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                         4,707,264   $    226,618,309     5,034,729   $    179,364,058
Dividends and/or
distributions reinvested         2,038             94,560            --                 --
Acquisition-Note 7              83,141          3,748,829            --                 --
Redeemed                    (7,281,248)      (351,331,240)   (9,150,407)      (320,756,849)
                           ----------------------------------------------------------------
Net decrease                (2,488,805)  $   (120,869,542)   (4,115,678)  $   (141,392,791)
                           ================================================================


                          41 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           YEAR ENDED SEPTEMBER 30, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                 SHARES           AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------
CLASS C
Sold                          4,703,952   $  230,083,697      3,641,801   $  132,427,350
Dividends and/or
distributions reinvested         16,328          769,364             --               --
Acquisition-Note 7               37,334        1,710,663             --               --
Redeemed                     (2,309,286)    (112,967,084)    (2,880,073)    (102,104,135)
                           --------------------------------------------------------------
Net increase                  2,448,328   $  119,596,640        761,728   $   30,323,215
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                          2,703,277   $  137,977,645      1,651,481   $   62,210,402
Dividends and/or
distributions reinvested         13,215          648,081             --               --
Acquisition-Note 7                1,891           90,471             --               --
Redeemed                       (973,451)     (49,427,899)      (638,588)     (24,321,340)
                           --------------------------------------------------------------
Net increase                  1,744,932   $   89,288,298      1,012,893   $   37,889,062
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS Y
Sold                          3,679,907   $  189,916,227      6,408,280   $  251,613,751
Dividends and/or
distributions reinvested         50,924        2,521,267             --               --
Acquisition-Note 7                2,075          100,485             --               --
Redeemed                     (2,029,360)    (103,790,957)    (5,137,758)    (202,687,160)
                           --------------------------------------------------------------
Net increase                  1,703,546   $   88,747,022      1,270,522   $   48,926,591
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended September 30, 2004, were $3,106,702,199 and $2,187,356,381, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2004, the management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $2.5 billion and 0.60% of average annual net assets in excess of $8.5 billion. Prior to January 1, 2004, the annual advisory fee rate was 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $4 billion and 0.61% of average annual net assets in excess of $10 billion.


                          42 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $22,372,847 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B, Class C and Class N shares were $16,756,194, $10,456,043 and $2,205,351, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                          43 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
September 30, 2004     $ 2,720,497        $ 90,170     $ 2,191,820        $ 94,271       $ 203,218

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $289,400, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $194,869, $88,458, $27,123, $88,678 and $4,158 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                     CONTRACT
                        EXPIRATION     AMOUNT     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION          DATE     (000S)      SEPT. 30, 2004   APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Swedish Krona [SEK]        10/1/04    77,217SEK      $ 10,606,255       $ 93,714


                          44 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2004 was $101,536,301, which represents 0.92% of the Fund's net assets, of which $21,052,409 is considered restricted. Information concerning restricted securities is as follows:

                                                                                UNREALIZED
                                            ACQUISITION   VALUATION AS OF     APPRECIATION
SECURITY                            DATE           COST    SEPT. 30, 2004   (DEPRECIATION)
-------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Nektar Therapeutics              6/25/03   $ 14,307,000      $ 14,601,956    $     294,956
Swiss Medical SA         5/19/94-7/10/02     30,390,000         6,450,453      (23,939,547)

--------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER EUROPE FUND

On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Europe Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Europe Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.134092 for Class A, 0.138901 for Class B, 0.137266 for Class C, 0.133602 for Class N and 0.136217 for Class Y of the Fund to one share of Oppenheimer Global Fund) 166,248; 83,141; 37,334; 1,891 and 2,075 shares of capital stock for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $8,004,833, $3,748,829, $1,710,663, $90,471 and $100,485 in exchange for the net assets, resulting in combined Class A net assets of $6,408,114,533, Class B net assets of $1,306,165,730, Class C net assets of $663,476,264, Class N net assets of $123,310,171 and Class Y net assets of $290,474,300 on October 16, 2003. The net assets acquired included net unrealized appreciation of $941,452 and unused capital loss carryforward of $9,550,246 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                          45 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                          46 | OPPENHEIMER GLOBAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
October 21, 2004


                          47 | OPPENHEIMER GLOBAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions should be multiplied by 43.65% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $153,174,337 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $15,931,435 of foreign income taxes paid by the Fund during the fiscal year ended September 30, 2004. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          48 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          49 | OPPENHEIMER GLOBAL FUND


TRUSTEES AND OFFICERS Unaudited
------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE   HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                       CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,            Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director
Chairman of the Board          (since 2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser
of Trustees (since 2003);      Corp. (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993),          (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                        Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1993)           OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,          A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)           director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                        Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                               Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                               Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                               New York Corporation (1994-1999). Oversees 25 portfolios in the
                               OppenheimerFunds complex.

JOEL W. MOTLEY,                Director (since January 2002) Columbia Equity Financial Corp.(privately-held
Trustee (since 2002)           financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                        (privately-held financial adviser). Formerly a Managing Director of Carmona
                               Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                               2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,            A director (since February 1972) of Dominion Resources, Inc.(electric utility
Trustee (since 1986)           holding company); formerly a director of Prime Retail, Inc. (real estate
Age: 77                        investment trust) and Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board, Inc.
                               (international economic and business research) and a director of Lumbermens
                               Mutual Casualty Company, American Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

EDWARD V. REGAN,               President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)           director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                        and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                               Chairman of Municipal Assistance Corporation for the City of New York, New York
                               State Comptroller and Trustee of New York State and Local Retirement Fund.
                               Oversees 25 investment companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,      Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)           governance consulting and executive recruiting); a Life Trustee of
Age: 72                        International House (non-profit educational organization); a former trustee of
                               The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the
                               OppenheimerFunds complex.


                          50 | OPPENHEIMER GLOBAL FUND

DONALD W. SPIRO, *             Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of               (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
the Board of Trustees,         OppenheimerFunds complex.
Trustee (since 1985)
Age: 78

                               * Mr. Spiro is expected to retire as Trustee of the Board I Funds effective
                               October 31, 2004.

------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
AND OFFICER

JOHN V. MURPHY,                THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
President and Trustee          225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
(since 2001)                   AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.
Age: 55

                               Chairman, Chief Executive Officer and director (since June 2001) and President
                               (since September 2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and a director (since July 2001) of
                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                               Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                               of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                               (transfer agent subsidiaries of the Manager); President and a director (since
                               July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                               Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                               (since July 2001); President (since November 1, 2001) and a director (since
                               July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                               President (since February 1997) of Massachusetts Mutual Life Insurance Company
                               (the Manager's parent company); a director (since June 1995) of DLB
                               Acquisition Corporation (a holding company that owns the shares of Babson
                               Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30,
                               2006). Formerly, Chief Operating Officer (September 2000-June 2001) of the
                               Manager; President and trustee (November 1999-November 2001) of MML Series
                               Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                               Company; President, Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                               1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios as
                               Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.


                          51 | OPPENHEIMER GLOBAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. WILBY
                               AND MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
                               YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY,
                               CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                               HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

WILLIAM L. WILBY,              Senior Vice President (since July 1994) and Senior Investment Officer,
Vice President and Portfolio   Director of Equities (since July 2004) of the Manager. Formerly, Senior
Manager (since 2002)           Investment Officer, Director of International Equities of the Manager (May
Age: 60                        2000-July 2004) and Senior Vice President of HarbourView Asset Management
                               Corporation (May 1999-November 2001). An officer of 2 portfolios in the
                               OppenheimerFunds complex.

RAJEEV BHAMAN,                 Vice President of the Manager since January 1997; an officer of 3 portfolios
Vice President and Portfolio   in the OppenheimerFunds complex; formerly Assistant Vice President of the
Manager (since 2004)           Manager (March 1996-January 1997).
Age: 41

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)         Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                        Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of
                               OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                               Institutional Asset Management, Inc. (since November 2000), and of
                               OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since
                               June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI
                               Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                               (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant
                               Treasurer of Centennial Asset Management Corporation (March 1999-October 2003)
                               and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                               Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                               Company-Mutual Fund Services Division. An officer of 84 portfolios in the
                               OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)         February 2002) of the Manager; General Counsel and a director (since November
Age: 56                        2001) of the Distributor; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; Senior Vice President and General Counsel (since
                               November 2001) of HarbourView Asset Management Corporation; Secretary and
                               General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                               Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and a director
                               (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                               President, General Counsel and a director (since November 2001) of Shareholder
                               Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                               Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                               (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                               the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                               1985-November 2001), Shareholder Financial Services, Inc. (November
                               1989-November 2001); and OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.


                          52 | OPPENHEIMER GLOBAL FUND

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer       Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                   Formerly (until February 2004) Vice President and Director of Internal Audit
Age: 54                        of OppenheimerFunds, Inc. An officer of 84 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                          53 | OPPENHEIMER GLOBAL FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $54,000 in fiscal 2004 and $50,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant in fiscal 2004 and $5,628 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed $44,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $4,984 to the registrant in fiscal 2004 and $4,167 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $1,592 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include consultations regarding the registrant's retirement plan with respect to its directors.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $54,667 in fiscal 2004 and $16,387 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)